Leases (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($)
US BANK FINANCE [Member]
Purpose of Lease	MACHINE LEASE
Date of Agreement	Jun. 04, 2014
Length of Lease	Jun. 04, 2020
Monthly Payment	$ 5,012
Lowers Foods [Member]
Purpose of Lease	Building/Facility
Date of Agreement	Apr. 21, 2016
Monthly Payment	$ 5,879
M TWO LEASING [Member]
Purpose of Lease	MACHINE LEASE
Date of Agreement	Sep. 20, 2012
Length of Lease	Oct. 30, 2017
Monthly Payment	$ 2,609